Segment reporting Major customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Revenue	$ 10,524	$ 10,646	$ 11,178
Reynolds Consumer Products [member]
Disclosure of major customers [line items]
Revenue	2,959	2,936	$ 2,969
Reynolds Consumer Products [member] | Customers [member]
Disclosure of major customers [line items]
Revenue	$ 1,163	$ 1,104